NATIONWIDE

VA SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
972,194 shares (cost $22,089,617 )	$12,813,517
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
294,664 shares (cost $5,537,202 )	3,586,058
JPMorgan Insurance Trust - Balanced Portfolio 1 (OGAA)
3,092,157 shares (cost $42,357,274 )	31,818,298
JPMorgan Insurance Trust - Core Bond Portfolio 1 (OGBDP)
4,533,085 shares (cost $50,956,515 )	49,591,951
JPMorgan Insurance Trust - Diversified Equity Portfolio 1 (OGDEP)
3,057,459 shares (cost $39,800,579 )	32,837,108
JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)
3,648,820 shares (cost $57,214,456 )	34,335,392
JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)
818,111 shares (cost $6,775,506 )	3,656,954
JPMorgan Insurance Trust - Equity-Index Portfolio 1 (OGEI)
4,060,743 shares (cost $36,522,572 )	32,201,694
JPMorgan Insurance Trust - Government Bond Portfolio 1 (OGGB)
5,294,817 shares (cost $59,945,762 )	63,061,271
JPMorgan Insurance Trust - Intrepid Growth Portfolio - Class 1 (OGLG)
2,869,278 shares (cost $39,010,471 )	28,291,079
JPMorgan Insurance Trust - Intrepid Mid Cap Portfolio 1 (OGDMP)
2,034,401 shares (cost $34,643,197 )	20,181,258
Nationwide VIT - Money Market Fund - Class I (SAM)
6,946,565 shares (cost $6,946,565 )	6,946,565
Nationwide VIT - Nationwide Fund - Class I (TRF)
1,094,629 shares (cost $11,314,474 )	7,136,978

Total Investments	326,458,123

Accounts Receivable	9,551

Total Assets	$326,467,674

Contract Owners’ Equity:
Accumulation units	326,132,977
Contracts in payout (annuitization) period	334,697

Total Contract Owners’ Equity (note 5)	$326,467,674

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	FEIP	FOP	OGAA	OGBDP	OGDEP	OGGO	OGMVP

Reinvested dividends	$13,407,499	479,403	140,685	1,856,878	3,835,359	624,521	-	104,584
Mortality and expense risk charges (note 2)	(6,329,323)	(289,906)	(80,167)	(617,108)	(840,598)	(675,734)	(791,579)	(81,751)

Net investment income (loss)	7,078,176	189,497	60,518	1,239,770	2,994,761	(51,213)	(791,579)	22,833

Proceeds from mutual fund shares sold	184,623,869	7,814,078	2,039,589	17,273,872	27,213,036	17,974,497	22,021,997	2,871,437
Cost of mutual fund shares sold	(198,792,643)	(9,400,712)	(1,808,732)	(21,087,574)	(27,923,099)	(17,612,160)	(20,879,499)	(5,486,025)

Realized gain (loss) on investments	(14,168,774)	(1,586,634)	230,857	(3,813,702)	(710,063)	362,337	1,142,498	(2,614,588)
Change in unrealized gain (loss) on investments	(170,616,750)	(10,195,919)	(4,496,888)	(18,257,199)	(2,292,908)	(26,946,513)	(45,339,102)	(1,583,725)

Net gain (loss) on investments	(184,785,524)	(11,782,553)	(4,266,031)	(22,070,901)	(3,002,971)	(26,584,176)	(44,196,604)	(4,198,313)

Reinvested capital gains	33,337,955	25,389	793,984	7,607,641	-	5,389,506	12,933,614	1,602,398

Net increase (decrease) in contract owners’ equity resulting from operations	$(144,369,393)	(11,567,667)	(3,411,529)	(13,223,490)	(8,210)	(21,245,883)	(32,054,569)	(2,573,082)

Investment Activity:	OGEI	OGGB	OGLG	OGDMP	SAM	TRF

Reinvested dividends	$1,098,615	4,298,753	469,805	195,161	133,151	170,584
Mortality and expense risk charges (note 2)	(670,354)	(1,003,542)	(604,273)	(424,585)	(84,771)	(164,955)

Net investment income (loss)	428,261	3,295,211	(134,468)	(229,424)	48,380	5,629

Proceeds from mutual fund shares sold	16,734,909	33,044,375	15,732,805	9,898,005	6,972,766	5,032,503
Cost of mutual fund shares sold	(14,890,356)	(32,861,874)	(24,983,187)	(9,423,655)	(6,972,766)	(5,463,004)

Realized gain (loss) on investments	1,844,553	182,501	(9,250,382)	474,350	-	(430,501)
Change in unrealized gain (loss) on investments	(25,073,384)	2,388,244	(12,875,482)	(18,279,581)	-	(7,664,293)

Net gain (loss) on investments	(23,228,831)	2,570,745	(22,125,864)	(17,805,231)	-	(8,094,794)

Reinvested capital gains	-	-	-	3,107,874	-	1,877,549

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,800,570)	5,865,956	(22,260,332)	(14,926,781)	48,380	(6,211,616)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		FEIP		FOP		OGAA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$7,078,176	6,682,040	189,497	97,102	60,518	179,295	1,239,770	1,427,669
Realized gain (loss) on investments	(14,168,774)	(1,167,613)	(1,586,634)	2,129,707	230,857	607,714	(3,813,702)	1,296,586
Change in unrealized gain (loss) on investments	(170,616,750)	9,830,639	(10,195,919)	(4,363,488)	(4,496,888)	(74,809)	(18,257,199)	569,165
Reinvested capital gains	33,337,955	36,742,199	25,389	2,686,215	793,984	636,313	7,607,641	454,472

Net increase (decrease) in contract owners’ equity resulting from operations	(144,369,393)	52,087,265	(11,567,667)	549,536	(3,411,529)	1,348,513	(13,223,490)	3,747,892

Equity transactions:
Purchase payments received from contract owners (note 3)	3,773,024	6,442,917	126,097	127,430	35,326	200,866	392,606	620,488
Transfers between funds	-	-	(565,021)	(115,199)	(123,464)	105,835	(87,262)	(196,948)
Redemptions (note 3)	(172,262,967)	(223,315,492)	(6,976,129)	(11,805,942)	(1,547,676)	(2,567,215)	(16,585,314)	(26,337,097)
Annuity benefits	(66,906)	(72,636)	(17,165)	(19,045)	(17,000)	(17,424)	(3,337)	(3,802)
Contingent deferred sales charges (note 2)	(255,047)	(479,987)	(2,487)	(6,342)	(687)	(2,368)	(18,763)	(42,664)
Adjustments to maintain reserves	33,055	8,771	9,842	2,994	8,594	2,428	(95)	(99)

Net equity transactions	(168,778,841)	(217,416,427)	(7,424,863)	(11,816,104)	(1,644,907)	(2,277,878)	(16,302,165)	(25,960,122)

Net change in contract owners’ equity	(313,148,234)	(165,329,162)	(18,992,530)	(11,266,568)	(5,056,436)	(929,365)	(29,525,655)	(22,212,230)
Contract owners’ equity beginning of period	639,615,908	804,945,070	31,808,978	43,075,546	8,644,981	9,574,346	61,343,887	83,556,117

Contract owners’ equity end of period	$326,467,674	639,615,908	12,816,448	31,808,978	3,588,545	8,644,981	31,818,232	61,343,887

CHANGES IN UNITS:
Beginning units	34,664,141	46,032,830	981,193	1,332,817	346,501	445,630	2,672,259	3,812,974
Units purchased	2,577,413	3,015,656	8,886	18,444	19,839	25,888	109,598	60,837
Units redeemed	(12,807,051)	(14,384,345)	(292,879)	(370,068)	(108,294)	(125,017)	(926,561)	(1,201,552)

Ending units	24,434,503	34,664,141	697,200	981,193	258,046	346,501	1,855,296	2,672,259

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OGBDP		OGDEP		OGGO		OGMVP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,994,761	3,118,755	(51,213)	(174,848)	(791,579)	(1,298,032)	22,833	111,003
Realized gain (loss) on investments	(710,063)	521,139	362,337	3,435,656	1,142,498	(989,000)	(2,614,588)	1,046,199
Change in unrealized gain (loss) on investments	(2,292,908)	205,171	(26,946,513)	430,264	(45,339,102)	124,978	(1,583,725)	(7,439,251)
Reinvested capital gains	-	-	5,389,506	3,843,678	12,933,614	16,944,838	1,602,398	6,923,072

Net increase (decrease) in contract owners’ equity resulting from operations	(8,210)	3,845,065	(21,245,883)	7,534,750	(32,054,569)	14,782,784	(2,573,082)	641,023

Equity transactions:
Purchase payments received from contract owners (note 3)	654,760	512,009	388,457	552,146	366,904	785,474	1,974	(2,142)
Transfers between funds	(4,579,626)	3,408,239	336,934	(2,228,811)	(887,811)	(3,014,682)	(455,973)	(17,210,106)
Redemptions (note 3)	(22,179,701)	(20,962,638)	(17,927,801)	(21,723,793)	(20,557,919)	(30,669,465)	(2,320,178)	(3,131,546)
Annuity benefits	-	-	-	-	(3,256)	(4,006)	-	-
Contingent deferred sales charges (note 2)	(41,368)	(63,122)	(33,545)	(61,425)	(27,353)	(49,320)	(3,215)	(8,830)
Adjustments to maintain reserves	(14)	121	11	(128)	(7)	(212)	8	32

Net equity transactions	(26,145,949)	(17,105,391)	(17,235,944)	(23,462,011)	(21,109,442)	(32,952,211)	(2,777,384)	(20,352,592)

Net change in contract owners’ equity	(26,154,159)	(13,260,326)	(38,481,827)	(15,927,261)	(53,164,011)	(18,169,427)	(5,350,466)	(19,711,569)
Contract owners’ equity beginning of period	75,745,874	89,006,200	71,318,850	87,246,111	87,499,385	105,668,812	9,007,398	28,718,967

Contract owners’ equity end of period	$49,591,715	75,745,874	32,837,023	71,318,850	34,335,374	87,499,385	3,656,932	9,007,398

CHANGES IN UNITS:
Beginning units	5,087,378	6,271,930	6,495,658	8,661,954	2,112,415	2,951,763	425,613	1,351,558
Units purchased	199,409	354,010	377,906	268,093	90,874	60,447	143	136
Units redeemed	(1,955,834)	(1,538,562)	(2,226,008)	(2,434,389)	(709,256)	(899,795)	(154,387)	(926,081)

Ending units	3,330,953	5,087,378	4,647,556	6,495,658	1,494,033	2,112,415	271,369	425,613

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OGEI		OGGB		OGLG		OGDMP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$428,261	190,178	3,295,211	4,095,731	(134,468)	(857,365)	(229,424)	(349,830)
Realized gain (loss) on investments	1,844,553	3,708,621	182,501	717,331	(9,250,382)	(17,329,176)	474,350	2,598,770
Change in unrealized gain (loss) on investments	(25,073,384)	(300,402)	2,388,244	751,529	(12,875,482)	25,786,226	(18,279,581)	(5,329,213)
Reinvested capital gains	-	-	-	-	-	-	3,107,874	4,263,115

Net increase (decrease) in contract owners’ equity resulting from operations	(22,800,570)	3,598,397	5,865,956	5,564,591	(22,260,332)	7,599,685	(14,926,781)	1,182,842

Equity transactions:
Purchase payments received from contract owners (note 3)	392,024	529,599	572,839	601,435	311,749	788,250	257,467	394,264
Transfers between funds	1,480,599	3,029,353	(5,685,632)	2,943,539	(102,485)	(1,298,676)	2,066,011	7,272,722
Redemptions (note 3)	(17,760,067)	(25,767,573)	(26,455,717)	(27,017,129)	(15,184,418)	(24,350,992)	(11,563,816)	(14,654,691)
Annuity benefits	(11,041)	(11,816)	-	-	(1,054)	(1,413)	-	-
Contingent deferred sales charges (note 2)	(30,245)	(56,083)	(44,245)	(65,968)	(19,103)	(36,919)	(21,435)	(37,978)
Adjustments to maintain reserves	7,063	1,755	(75)	116	(206)	(368)	29	(16)

Net equity transactions	(15,921,667)	(22,274,765)	(31,612,830)	(23,538,007)	(14,995,517)	(24,900,118)	(9,261,744)	(7,025,699)

Net change in contract owners’ equity	(38,722,237)	(18,676,368)	(25,746,874)	(17,973,416)	(37,255,849)	(17,300,433)	(24,188,525)	(5,842,857)
Contract owners’ equity beginning of period	70,926,136	89,602,504	88,807,856	106,781,272	65,547,045	82,847,478	44,369,794	50,212,651

Contract owners’ equity end of period	$32,203,899	70,926,136	63,060,982	88,807,856	28,291,196	65,547,045	20,181,269	44,369,794

CHANGES IN UNITS:
Beginning units	5,455,148	7,150,115	4,632,183	5,908,551	3,005,913	4,182,395	2,340,278	2,688,784
Units purchased	407,054	478,285	221,478	304,627	132,254	104,388	261,543	517,480
Units redeemed	(1,867,697)	(2,173,252)	(1,824,862)	(1,580,995)	(975,467)	(1,280,870)	(839,107)	(865,986)

Ending units	3,994,505	5,455,148	3,028,799	4,632,183	2,162,700	3,005,913	1,762,714	2,340,278

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SAM		TRF

	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$48,380	205,679	5,629	(63,297)
Realized gain (loss) on investments	-	-	(430,501)	1,088,840
Change in unrealized gain (loss) on investments	-	-	(7,664,293)	(529,531)
Reinvested capital gains	-	-	1,877,549	990,496

Net increase (decrease) in contract owners’ equity resulting from operations	48,380	205,679	(6,211,616)	1,486,508

Equity transactions:
Purchase payments received from contract owners (note 3)	193,595	1,235,171	79,226	97,927
Transfers between funds	9,037,259	7,775,152	(433,529)	(470,418)
Redemptions (note 3)	(8,877,650)	(7,779,105)	(4,326,581)	(6,548,306)
Annuity benefits	-	-	(14,053)	(15,130)
Contingent deferred sales charges (note 2)	(10,970)	(45,312)	(1,631)	(3,656)
Adjustments to maintain reserves	(249)	87	8,154	2,061

Net equity transactions	341,985	1,185,993	(4,688,414)	(6,937,522)

Net change in contract owners’ equity	390,365	1,391,672	(10,900,030)	(5,451,014)
Contract owners’ equity beginning of period	6,556,220	5,164,548	18,039,504	23,490,518

Contract owners’ equity end of period	$6,946,585	6,556,220	7,139,474	18,039,504

CHANGES IN UNITS:
Beginning units	468,551	381,727	641,051	892,632
Units purchased	737,723	804,669	10,706	18,352
Units redeemed	(713,408)	(717,845)	(213,291)	(269,933)

Ending units	492,866	468,551	438,466	641,051

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust - Balanced Portfolio 1 (OGAA)

JPMorgan Insurance Trust - Core Bond Portfolio 1 (OGBDP)

JPMorgan Insurance Trust - Diversified Equity Portfolio 1 (OGDEP)

JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)

JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)

JPMorgan Insurance Trust - Equity-Index Portfolio 1 (OGEI)

JPMorgan Insurance Trust - Government Bond Portfolio 1 (OGGB)

JPMorgan Insurance Trust - Intrepid Growth Portfolio - Class 1 (OGLG) (formerly Large Cap Growth Portfolio - Class 1)

JPMorgan Insurance Trust - Intrepid Mid Cap Portfolio 1 (OGDMP)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Nationwide Fund - Class I (TRF)

At December 31, 2008, contract owners were invested in all of the above funds.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $1,585,616 and $3,308,324, respectively, and total transfers from the Account to the fixed account were $16,029,806 and $4,052,470, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $305,441 and $154,503 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$326,458,123	0	$326,458,123

Accounts Receivable of $9,551 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	1.30%	697,200	$18.252304	$12,725,506	2.13%	-43.40%
2007	1.30%	981,193	32.248723	31,642,221	1.63%	0.20%
2006	1.30%	1,332,817	32.183235	42,894,363	3.25%	18.64%
2005	1.30%	1,951,437	27.127751	52,938,097	1.77%	4.49%
2004	1.30%	2,747,671	25.961264	71,333,012	1.62%	10.08%
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	1.30%	258,046	13.583708	3,505,222	2.27%	-44.54%
2007	1.30%	346,501	24.491473	8,486,320	3.28%	15.78%
2006	1.30%	445,630	21.153611	9,426,684	0.97%	16.55%
2005	1.30%	593,316	18.149962	10,768,663	0.66%	17.50%
2004	1.30%	738,847	15.446324	11,412,470	1.18%	12.16%
JPMorgan Insurance Trust - Balanced Portfolio 1 (OGAA)
2008	1.30%	1,855,296	17.145561	31,810,091	3.91%	-25.29%
2007	1.30%	2,672,259	22.950313	61,329,180	3.30%	4.75%
2006	1.30%	3,812,974	21.910158	83,542,863	2.95%	9.54%
2005	1.30%	5,778,418	20.001818	115,578,865	2.78%	1.17%
2004	1.30%	7,573,222	19.770235	149,724,379	2.31%	4.36%
JPMorgan Insurance Trust - Core Bond Portfolio 1 (OGBDP)
2008	1.30%	3,330,953	14.888146	49,591,715	5.99%	-0.01%
2007	1.30%	5,087,378	14.888981	75,745,874	5.09%	4.92%
2006	1.30%	6,271,930	14.191198	89,006,200	3.79%	2.78%
2005	1.30%	7,477,972	13.806866	103,247,357	4.01%	1.06%
2004	1.30%	8,324,575	13.661786	113,728,562	5.32%	2.78%
JPMorgan Insurance Trust - Diversified Equity Portfolio 1 (OGDEP)
2008	1.30%	4,647,556	7.065439	32,837,023	1.19%	-35.65%
2007	1.30%	6,495,658	10.979465	71,318,850	1.14%	9.01%
2006	1.30%	8,661,954	10.072336	87,246,111	0.84%	14.64%
2005	1.30%	10,151,495	8.785927	89,190,294	0.97%	1.00%
2004	1.30%	11,395,562	8.698796	99,127,669	0.73%	5.65%
JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)
2008	1.30%	1,494,033	22.977335	34,328,897	0.00%	-44.52%
2007	1.30%	2,112,415	41.414035	87,483,629	0.00%	15.71%
2006	1.30%	2,951,763	35.792211	105,650,124	0.00%	9.94%
2005	1.30%	4,021,840	32.554697	130,929,783	0.00%	9.65%
2004	1.30%	5,137,175	29.688844	152,516,787	0.00%	11.16%
JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)
2008	1.30%	271,369	13.475864	3,656,932	1.65%	-36.32%
2007	1.30%	425,613	21.163352	9,007,398	1.54%	-0.40%
2006	1.30%	1,351,558	21.248786	28,718,967	1.06%	15.21%
2005	1.30%	3,476,060	18.443858	64,111,957	0.68%	8.33%
2004	1.30%	4,166,895	17.025281	70,942,558	0.52%	13.90%
JPMorgan Insurance Trust - Equity-Index Portfolio 1 (OGEI)
2008	1.30%	3,994,505	8.045249	32,136,787	2.12%	-38.02%
2007	1.30%	5,455,148	12.981223	70,814,493	1.60%	3.72%
2006	1.30%	7,150,115	12.515227	89,485,312	1.39%	13.92%
2005	1.30%	8,677,632	10.985676	95,329,654	1.49%	3.10%
2004	1.30%	10,494,583	10.655119	111,821,031	1.09%	8.91%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

JPMorgan Insurance Trust - Government Bond Portfolio 1 (OGGB)
2008	1.30%	3,028,799	$20.820458	$63,060,982	5.62%	8.60%
2007	1.30%	4,632,183	19.171923	88,807,856	5.49%	6.08%
2006	1.30%	5,908,551	18.072328	106,781,272	5.39%	2.13%
2005	1.30%	7,549,424	17.695457	133,590,508	5.01%	1.75%
2004	1.30%	9,082,609	17.391404	157,959,322	5.04%	3.28%

JPMorgan Insurance Trust - Intrepid Growth Portfolio - Class 1 (OGLG)
2008	1.30%	2,162,700	13.080386	28,288,951	1.00%	-40.01%
2007	1.30%	3,005,913	21.804355	65,541,994	0.18%	10.09%
2006	1.30%	4,182,395	19.805825	82,835,783	0.08%	4.01%
2005	1.30%	5,891,191	19.042680	112,184,065	0.53%	3.69%
2004	1.30%	7,669,959	18.364593	140,855,675	0.25%	5.66%

JPMorgan Insurance Trust - Intrepid Mid Cap Portfolio 1 (OGDMP)
2008	1.30%	1,762,714	11.448975	20,181,269	0.59%	-39.61%
2007	1.30%	2,340,278	18.959198	44,369,794	0.71%	1.52%
2006	1.30%	2,688,784	18.674855	50,212,651	0.34%	12.64%
2005	1.30%	2,318,335	16.579664	38,437,215	0.14%	15.58%
2004	1.30%	2,805,228	14.344898	40,240,710	0.20%	12.93%

Nationwide VIT - Money Market Fund - Class I (SAM)
2008	1.30%	492,866	14.094268	6,946,585	2.05%	0.73%
2007	1.30%	468,551	13.992544	6,556,220	4.89%	3.42%
2006	1.30%	381,727	13.529429	5,164,548	4.64%	3.18%
2005	1.30%	488,932	13.113078	6,411,403	2.50%	1.34%
2004	1.30%	616,667	12.940067	7,979,712	0.79%	-0.50%

Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	1.30%	438,466	16.108472	7,063,017	1.34%	-42.32%
2007	1.30%	641,051	27.925531	17,901,690	1.03%	6.77%
2006	1.30%	892,632	26.155466	23,347,206	1.02%	12.15%
2005	1.30%	1,314,283	23.320841	30,650,185	0.85%	6.05%
2004	1.30%	1,859,203	21.990636	40,885,056	1.22%	8.32%

2008	Reserves for annuity contracts in payout phase:			334,697
2008	Contract owners’ equity			$326,467,674
2007	Reserves for annuity contracts in payout phase:			610,389
2007	Contract owners’ equity			$639,615,908
2006	Reserves for annuity contracts in payout phase:			632,986
2006	Contract owners’ equity			$804,945,070
2005	Reserves for annuity contracts in payout phase:			625,372
2005	Contract owners’ equity			$983,993,418
2004	Reserves for annuity contracts in payout phase:			558,950
2004	Contract owners’ equity			$1,169,085,893
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent deferred sales charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009